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                              DEWEY BALLANTINE LLP

                           1301 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10019-6092
                        TEL 212 259-8000 FAX 212 259-6333

J. ANTHONY TERRELL
212 259 7070
JTERRELL@DEWEYBALLANTINE.COM

                                 March 23, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D. C.  20549

Attention: Mr. H. Christopher Owings
           Assistant Director
           Division of Corporation Finance

                  Re:   AVA Formation Corp.
                        Registration Statement on Form S-4
                        Filed February 15, 2006
                        File No. 333-131872

                        Avista Corporation
                        Form 10-K for Year Ended December 31, 2005
                        Filed March 7, 2006
                        File No. 1-03701

Ladies and Gentlemen:

      On behalf of our client, AVA Formation Corp. ("AVA"), we advise you that AVA is causing to be electronically transmitted herewith for filing Amendment No. 1 to the Registration Statement referred to above. Amendment No. 1 includes changes made in response to comments by the Staff in the letter dated March 16, 2006 ("Comment Letter"). We are also delivering to members of the Staff paper copies of Amendment No. 1 marked to show changes.

      On behalf of AVA and our client Avista Corporation ("Avista"), we are submitting in this letter the specific responses of those companies to the comments of the Staff in the Comment Letter. For your convenience, each comment of the Staff is repeated in this letter, followed by the response thereto.

       NEW YORK WASHINGTON, D.C. LOS ANGELES EAST PALO ALTO HOUSTON AUSTIN
                   LONDON WARSAW FRANKFURT MILAN ROME BEIJING

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 2

Form S-4

General

      1. We note that AVA Formation Corp. is a newly formed company and does not meet the requirements for the use of Form S-3. Please substantially revise to include the information required by Item 14 of Form S-4 with respect to AVA Formation Corp.

                  AVA is a new subsidiary of Avista, formed solely for the
            purpose of effecting the reorganization into a holding company structure. AVA has no assets (other than a nominal amount of capital), no liabilities, no operations and no revenues or expenses. For purposes of clarification, this disclosure has been added to the Proxy Statement-Prospectus on pages 3 and 30. There is no more information of any kind regarding AVA.

      2. Please provide us with any gatefold information such as pictures, graphics or artwork that will be used in the prospectus.

                  There is no gatefold information, whether pictures, graphics or artwork, that will be used in the Proxy Statement-Prospectus, except the organizational charts that appeared on pages 32-34 in the Registration Statement. These charts have now been removed, but new improved charts have been inserted into the Summary in Amendment No. 1 in response to comment 11.

Form of Proxy

      3. We note that the form of proxy includes a statement that the proxy confers the power to vote shares on the proposal and "such other matters as may properly come before the meeting or any adjournments thereof." Provide an opportunity to specify by boxes a choice between approval or disapproval. Refer to Rule 14a-4(b).

                  Reference is made to comment 16 and our response thereto
            regarding adjournments. The following discussion is qualified by such response and is directed at other matters which may come before the meeting or adjournments thereof -- that is, matters other than the question of whether or not the meeting should be adjourned. We believe that our response to comment 16, together with the additional language inserted in the Proxy Statement-Prospectus under "VOTING PROCEDURES", adequately addresses that question.

                  We respectively disagree with the proposition that Rule
            14a-4(b) requires that a form of proxy provide an opportunity to specify by boxes ("Choice Boxes") a choice between approval or disapproval of, or abstention with respect to, the authority of the proxies to properly vote in their discretion upon other matters which may be brought before the meeting and of which the registrant has not received

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 3

            timely notice, as provided in Rule 14a-4(c), and, indeed, has received no notice at all. A requirement for such Choice Boxes would appear to be effectively changing the Rule to say that discretionary authority is never granted, as to any matter, unless the shareholder has specifically granted it.

                  Rule 14a-4(a) provides that the form of proxy shall, among other things, identify each separate matter intended to be acted upon; provided, however, that no reference need be made to proposals as to which discretionary authority is conferred pursuant to Rule 14a-4(c), even if the registrant has received timely notice as contemplated in Rule 14a-4(c)(2). Obviously, no such identification is required or, indeed, can be made in the form of proxy as to matters of which the registrant has not been notified.

                  Rule 14a-4(b) requires Choice Boxes for each separate matter referred to in the form of proxy as intended to be acted upon. Paragraph (b)continues to permit a form of proxy to confer discretionary authority with respect to matters as to which a choice is not specified in the Choice Boxes, provided that the form of proxy indicates how the proxies intend to vote as to such matter. Nowhere in paragraphs (a) and (b) is any requirement to let a shareholder specify whether or not discretionary authority is granted as to any matter (whether or not such matter is identified in the form of proxy).

                  Rule 14a-4(c) specifically permits a form of proxy to confer discretionary authority, in the case of an annual meeting of shareholders, as to seven categories of matters that may come up at the meeting including, particularly:

                  1. matters as to which the registrant did not receive timely notice, provided that a specific statement to the effect that discretionary authority is granted is contained in the proxy statement or form of proxy; and

                  2. even matters as to which if the registrant did receive timely notice, provided that the registrant also includes in the proxy statement advice on the nature of the matter and how the proxies intend to vote on the matter (subject to certain exceptions relating to counter-solicitations).

            Nowhere does Rule 14a-4(c) suggest that a form of proxy may confer such discretionary authority only if the shareholder indicates on the form of proxy that the shareholder elects to confer such authority.

                  It is our position that when Rule 14a-4(a) states that "a
            proxy may confer discretionary authority...", the Rule is not granting permission to the shareholder to grant discretionary authority because it would seem that the shareholder has the right and the power to grant whatever authority he or she wants, by signing a proxy card or a general or limited power-of-attorney. Rather, the Rule is granting permission to the person soliciting the proxy (in this case the issuer) to draft the proxy card so as to require the shareholder to grant discretionary authority as to certain matters by merely signing the card.

                  We respectfully request an opportunity to meet with the Staff to discuss this issue in advance of an adverse determination.

      4. Please revise Proposal 2 to refer to the share exchange in connection with the reorganization to a holding company structure.

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 4

                  The form of proxy has been revised to refer to the share
            exchange.

Front Cover of the Proxy Statement/ Prospectus

      5.    Please revise the cover page as follows:

            -     Please limit the front cover to one page;

            - Please omit the use of defined terms on the cover and in the prospectus; instead, use abbreviated terms or terms that are clear from their context;

            - Please disclose recent stock price information for Avista common stock and the trading symbols for Avista and AVA;

            - Please highlight the risk factor reference by separating it from the rest of the paragraph that appears in bold, or in some other manner; please remove the other cross-references to "Proposal Two" since this is not information required by Item 501 of Regulation S-K;

            - Please disclose the total number of shares being offered in the share exchange;

            - Please identify the person making the proxy solicitation; refer to Item 4 of Schedule 14; and

            - Please revise to clarify that Avista's common stock will be delisted after the share exchange is consummated.

                  The cover page of the Proxy Statement-Prospectus has been
            revised in accordance with these comments; provided, however, that AVA does not yet have a NYSE trading symbol (although "AVA", Avista's current symbol, has been reserved). We believe that, since "AVA Formation Corp." is only a temporary name for the holding company and the permanent name has not yet been determined, it would not be practicable at this time to determine and disclose a trading symbol for AVA.

                  We note that this page already contains, at the bottom, a
            statement as to on whose behalf the solicitation is made.

                  The cover page will be all on one page when it is printed and the "red herring" legend has been removed.

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 5

Additional Information About Avista and AVA, page 1

      6.    Please move this section so that it appears after the risk factors.

                 This section has been moved to follow "RISK FACTORS".

Incorporation of Documents by Reference, page 1

      7. We note that you filed on March 7, 2006 your Form 10-K for the fiscal year ended December 31, 2005. Please revise your disclosure to refer to this most recent Form 10-K. See Item 11(a) of Form S-4.

                  Since Avista's 2005 Form 10-K has been filed, this section has been revised to refer to the 2005 Form 10-K.

Summary, page 3

      8.    Please revise to include the information required by Item 5 of
            Schedule 14A.

                  None of the individuals specified in Item 5(a) of Schedule 14A has any interest in Proposal 2 or Proposal 3 which is required to be disclosed. Reference is made to the instruction to Item 5(a).

      9. Please briefly describe the material differences in the rights of stockholders of Avista and AVA Formation. For instance, it appears that there are differences with respect to cumulative voting to elect directors, the percentage required to approve amendments to the charter will be lowered from 80% to two-thirds, and the preferred purchase right will be eliminated.

                  Material differences between the rights of Avista and AVA
            shareholders have been briefly described. Please note that in the State of Washington shareholders have cumulative voting rights unless denied by the articles. See RCW 23B.02.020(3)(v), 23B.07.280. AVA's articles do not deny cumulative voting rights.

      10.   Please briefly describe the revocability of the proxy.

                  The revocability of proxies has been noted in the introduction to the Summary on page 3, in addition to the existing disclosure in "VOTING PROCEDURES".

Holding Company Proposal, page 3
AVA and Avista, page 3

      11. For ease of understanding, please include in your summary organizational charts comparing your current structure and the holding company structure. Refer to the Avista Form 425 filed on March 3, 2006.
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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 6

                  New and improved organizational charts have been inserted into the Summary and the charts later in the document have been removed.

Selected Avista Financial Information, page 5

      12. Please consider the use of the word "unaudited" for the year ended December 31, 2005. While this information appears to be derived from the audited financial statements of Avista for the relevant years, none of it is covered by an audit report and the use of the word unaudited to describe a part of the information may imply that the information presented for the preceding years are audited.

                  The word "unaudited" has been centered to indicate that it applies to all three columns.

Risk Factors, page 7

      13. Your introductory paragraph implies that you are incorporating risk factors by reference. Please note that all material risk factors must be disclosed in the proxy statement/ prospectus. Please revise the introductory paragraph of this section to eliminate the implication that you have not discussed all material risks, and revise as necessary to include a discussion of all material risks in your Risk Factors section.

                  The risk factors discussed in Item 1A of Avista's 2005 Form
            10-K are inherent in an investment in Avista common stock and would continue to be inherent in an investment in AVA common stock. These risk factors would be relevant to an investment decision as to whether or not to buy or sell Avista common stock and, after the effective time of the share exchange, would be relevant to the same decision with respect to AVA common stock.

                  However, these risk factors do not appear to be relevant to the decision that Avista shareholders are being asked to make. The holders of Avista common stock, who have already incurred the risks set forth in the 2005 Form 10-K by making their investment in Avista common stock, are now being asked to approve a holding company structure. The only risk factor relevant to that decision is the first risk factor set forth in the Proxy Statement-Prospectus. Since the Avista shareholders are already subject to the risk factors discussed in the 2005 10-K, and will continue to be so subject whether or not a holding company structure is adopted, those risk factors are not relevant to the decision as to whether to approve a holding company structure.

                  Accordingly, the reference in the Proxy Statement-Prospectus to the risk factors contained in Avista's 2005 Form 10-K has been deleted as not being relevant or material.

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 7

      14. Please include a risk factor describing the risks of the proposed share exchange and restructuring.

                  The first risk factor included in the original filing is the only risk factor specifically applicable to the formation of the holding company. It is now set forth, with minor revisions, as the only risk factor.

The performance of any new AVA subsidiaries is uncertain, page 7

      15. The disclosure in this risk factor appears generic because the information could apply to many companies in your industry or even in other industries. Please revise to specifically indicate how the stated risk applies to your company, or delete this risk factor.

                  This seemingly generic risk factor has been deleted.

Voting Procedures, page 8

      16. Please clarify that proxies indicating votes against a proposal will not be used to vote in favor of adjourning or otherwise postponing the meeting to allow for additional voting on the proposal. Otherwise, include a separate proposal describing the procedures for adjourning or postponing a meeting.

                  Two new paragraphs under the subheading "Adjournment" have been added under "VOTING PROCEDURES" disclosing that the Annual Meeting could be adjourned with respect to one or more matters to be acted upon. This new disclosure expressly indicates that proxies directing votes against a proposal will not be used to vote in favor of an adjournment to allow for the solicitation of additional votes in favor of that proposal, as suggested in this comment.

Proposal 1 - Election of Directors, page 9

      17. We note disclosure indicating the board "has no reason to believe that any nominee will be unable to serve as a director." Please expand your disclosure to state, if true, that each of the nominees has consented to becoming a director. In addition, please file the appropriate written consents. Refer to Rule 438 of Regulation C.

                  The expanded disclosure has been made with respect to the
            nominees to Avista's Board of Directors. In addition, written consents by all current members of Avista's Board of Directors, and the new nominees thereto, to becoming members of AVA's Board of Directors have been filed as exhibits.

      18. Please revise to include all of the information required by Item 7 of Schedule 14A. For example, the business experience during the past five years for Mrs. Blake, Mr. Knight, Dr. Powell and Ms. Stanley is unclear. See Item 401(e) of Regulation S-K.

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 8

                  The disclosure has been revised as requested.

      19. Please substantiate or delete the promotional references appearing in the biographical information of Ms. Stanley. For example, we note disclosure indicating she has held "progressively responsible positions of leadership" and was named one off the "Twenty-Five Women to Watch in Banking."

                  The "promotional" references have been deleted.

      20. Please identify the two parties to the commercial transaction under the description of Mr. Eiguren's business experience.

                  The disclosure has been revised as requested.

Director and Executive Compensation, page 17

      21. Please disclose whether the vesting schedule of options issued to executive officers will accelerate as a result of the company's restructuring.

                  The formation of the holding company will not accelerate the vesting of options or other awards granted to executive officers. An additional paragraph to this effect has been added to "Executive Compensation and Employee Benefit Plans", on page 55, which is within the discussion of Proposal 2.

Class Action Securities Litigation, page 29

      22. To the extent possible, please update the current status of the legal proceedings discussed in this section. Please also explain to us why you do not expect that this lawsuit will have a material adverse effect on your financial condition, results of operations or cash flows. We may have further comment after reviewing your response.

                  Update on the Proceedings: On July 30, 2004, the Court entered an Order denying the Defendants Motion to Dismiss the Plaintiffs' Consolidated Amended Class Action Complaint ("CAC"). The Defendants filed a Motion to Reconsider on June 13, 2005. On October 19, 2005, the Court entered an Order granting Defendants' Motion to Reconsider and dismissed the Plaintiffs' CAC with leave to amend. The Plaintiffs filed a Second Amended Class Action Complaint ("SCAC") on November 10, 2005. The Defendants filed a Motion to Dismiss the SCAC on January 6, 2006, and the Motion is fully briefed and set for oral hearing on April 14, 2006.

                  Explanation of Avista's Opinion: In Avista's opinion the
            lawsuit should not have a material adverse effect on its financial condition, results of operations or cash flows because Plaintiffs fail to allege loss causation under the standard set out in

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 9

            Dura Pharmaceuticals, Inc. v. Broudo, 125 S. Ct. 1627, 161 L. Ed. 2d 577 (2005). In dismissing the CAC, the judge noted that to state a claim for securities fraud under Section 10(b) of the Exchange Act and Rule 10b-5, a plaintiff must plead, among other things, loss causation, which is "a causal connection between the material misrepresentation and the loss". Dura Pharmaceuticals, 125 S. Ct. at 1631 (citing 15 U.S.C. Section 78u-4(b)(4)). The Court noted that alleging purchase price inflation, as the Plaintiffs did, is insufficient to establish loss causation. The judge also noted that in addition to purchase price inflation, the Plaintiffs argued they pled loss causation by alleging that they were damaged when the FERC announced two Orders, on June 4 and August 13, 2002, following which the price of Avista stock dropped. The Court rejected this argument because the Plaintiffs failed to allege facts showing the drops in Avista's stock price following the announcement of the FERC's orders were caused by disclosure of Avista's alleged misrepresentations. The Court found that the FERC orders did not reveal any factual information showing Avista illegally manipulated the energy market or made the factual misrepresentations alleged in the CAC, and that the FERC orders did not provide a basis for asserting a causal relationship between Avista's alleged fraud and Plaintiffs' alleged economic loss.

                  Based on Avista's review of the SCAC, it is Avista's opinion that the SCAC does not contain any additional factual allegations, that were not contained in the CAC, that substantively support loss causation under the Dura standard, and that the SCAC should, therefore, be dismissed for failure to state a claim. Avista cannot predict the Court's ruling, but it is Avista's opinion that the Court should dismiss the SCAC for the same reasons it dismissed the CAC.

Proposal 2 - Holding Company Proposal, page 30

Corporate Reorganization, page 30

      23. Please include a discussion of the background of the reorganization proposal.

                  A subsection entitled "Background" has been added on page 38.

      24. Please revise to briefly describe the operations of the four business segments of Avista, particularly the segment you categorize as "Other."

                  Additional information regarding the business segments has been provided.

      25. In the charts appearing on pages 32-34, please revise to explain the difference between a business entity and business segment.

                 The charts have been revised and the footnotes clarified. In addition, the charts have been moved into the Summary pursuant to comment No. 11.
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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 10

Reasons for Holding Company Proposal, page 34

      26. Please balance your disclosure of the potential benefits of the proposed restructuring with equally prominent disclosure of potential negative consequences of the proposal.

                  A subheading entitled "Possible Negative Consequences" has been added under the heading "Reasons for Holding Company Proposal".

      27. We note that the holding company structure would permit the use of financing techniques by non-utility businesses. Please describe in greater detail the financing techniques to which you refer.

                  The discussion under "Reasons for Holding Company Proposal --
            Benefits" has been revised to eliminate references to "financing techniques" and to focus on the fact that AVA would have considerably more flexibility in making capital contributions to its subsidiaries than does Avista. This is primarily because Avista's securities issues are subject to prior regulatory approval and the proceeds of Avista's securities issues may not be used to make contributions to subsidiaries. AVA would not be so limited.

      28. We note disclosure on page 34 indicating that the holding company structure would make it easier for AVA to enter into new businesses within other sectors of the energy industry. We also note disclosure on page 37 indicating that after the effective time of the share exchange, AVA may form new subsidiaries that may engage in businesses that are not related to the energy business. Please identify and describe the businesses you contemplate entering into.

                  The reference to the energy sector has been eliminated.

                  The disclosure under "Business of AVA" has been clarified. The
            Avista Board of Directors currently intends to limit future investments in the Other business segment, as disclosed in the 2005 10-K, and has no present intention of entering into any new lines of business.

Amendment or Termination of Plan of Exchange, page 37

      29. Please explain why you are unable to predict under what circumstances the share exchange might be terminated or abandoned. We may have further comment after reviewing your response.

                  The disclosure has been revised to give some examples of
            circumstances which could warrant termination or abandonment of the Plan of Exchange.

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 11

Material United States Income Tax Consequences, page 38

      30. Please note that the signed tax opinion must be filed before the registration statement is declared effective. Please revise your statements that the opinion "will be based...," so that the opinion speaks as of the effective date of the registration statement.

                  The disclosure has been revised as requested.

      31.   We note that you have filed a short-form tax opinion (see Exhibit
            8). Please revise your disclosure so that the prospectus clearly states that the discussion in the tax consequences section of the prospectus is the opinion of Heller Ehrman LLP. Similarly, please revise your tax opinion to clearly state that the discussion in the tax consequences section of the prospectus is counsel's opinion. In addition, please revise to clarify which statements in the disclosure are the opinions of Heller Ehrman. It is not appropriate to require investors to determine which portions of the disclosure are statements of law and conclusions of law.

                  The disclosure has been revised as requested.

Listing of AVA Common Stock, page 46

      32. We note that listing AVA common stock on the New York Stock Exchange is a condition to the consummation of the share exchange. Please further explain this condition, including the timing of the listing with the completion of the share exchange.

                  The disclosure under the heading "Listing of AVA Common Stock"
            on page 53 has been expanded in response to this comment.

Experts, page 49

      33. Please update the experts section of the filing to reflect the updating of the financial statements upon your filing of Avista's December 31, 2005 Form 10-K.

                  The "Experts" section has been updated to refer to the audited financial statements contained in Avista's 2005 Form 10-K.

Proposal 3: Ratification of Appointment of the Independent Registered..., page 53

      34. Please describe the nature of the services comprising the fees disclosed under the category "All Other Fees." Refer to Item 9(e)(4) of Schedule 14A.

                  The disclosure has been revised as requested.

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 12

Security Ownership of Management and Others, page 54

      35. Please revise to include your principal stockholder, Barclays, in the beneficial ownership table.

                  Barclays is no longer a 5% shareholder of Avista. Therefore, the discussion of Barclays has been deleted.

Exhibits

Exhibit 23(b) Consent of Independent Registered Public Accounting Firm

      36. Please have your independent registered public accountants provide an updated consent to the use of their reports on your December 31, 2005 financial statements and on the effectiveness of internal control in the amended filing.

                  An updated consent of Deloitte & Touche LLP has been filed with Amendment No. 1 as a new Exhibit 23(b).

Undertakings

      37. Please revise to delete the paragraph pursuant to Item 512(b) of Regulation S-K since you are a new registrant and therefore not permitted to incorporate by reference Exchange Act documents.

                  The specified paragraph has been deleted from the
            undertakings.

Form 10-K for the fiscal year ended December 31, 2005

Item 1. Business, page 1

      38. Please provide support for the qualitative and comparative statements that appear in this section. Please mark your support or provide page references in your response to the sections you rely upon for each specific statement. To the extent you are unable to provide support, please delete the qualitative and comparative statement. We note the following:

            - Avista Utilities expects to continue to be among the industry leaders in performance, value and service in its electric and natural gas utility business.

            - Based on Avista Utilities' forecast for electric customer growth of 2.5 percent and natural gas customer growth of 4 percent within its service area, Avista Utilities anticipates retail electric and natural gas load growth will average between 3 and 3.5 percent annually for the next four years.

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 13

                  There are multiple sources of information with respect to
            first item.

                  With respect to service-related performance, Avista
            periodically benchmarks its operations for power quality and reliability, as well as customer service and satisfaction. In particular, a recent external study has found Avista to be strong in power quality and reliability as well as customer service. Please see pages 8 and 9 of the "2005 Electric Utility Residential Customer Satisfaction Study" which is being furnished to the Staff under separate cover as supplemental information. Avista has omitted certain pages, which provide specific data about companies other than Avista that is not publicly available and Avista does not have permission to distribute.

                  In addition, for 2005, Avista exceeded its internal targets with a customer satisfaction rating of 93 percent. Please see the "Voice of the Customer Overall Customer Satisfaction" that presents internally prepared statistics for period from 2000 through 2006
            (YTD), which is being furnished to Staff under separate cover as supplemental information.

                  With respect to shareholder value-related performance,
            Avista's common stock has performed at the 67th percentile among the S&P 400 MidCap Utilities Index during the period from January 1, 2003 to December 31, 2005. Please see the report from an independent consultant, which is being furnished to Staff under separate cover as supplemental information. During this period, Avista's total market capitalization increased from $560 million to $860 million. Avista's market capitalization has increased to over $950 million as of March 20, 2006.

                  Avista has also benchmarked its utility operations against its peers and determined that Avista is strong in distribution and transmission operations, as well as hydro operations. Please see pages 10, 12, 28 and 30 of the " 2005 Benchmarking Update" which is being furnished to the Staff under separate cover as supplemental information.

                  The statements in Avista's 2005 Form 10-K regarding customer growth and load growth, which have been noted by Staff, are based on Avista's internal forecast and analysis. A copy of relevant portions of such forecast and analysis is being furnished to the Staff under separate cover as supplemental information.

                  In future filings, Avista plans to limit its qualitative and comparative statements, although Avista will continue to disclose forecasted customer growth and load growth as is customary in the utility industry.

                  The documents being furnished to the Staff in response to this comment, namely,

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 14

                  (i) the "2005 Electric Utility Customer Satisfaction Study",

                  (ii) the "Voice of the Customer Overall Customer Satisfaction"
            statistics,

                  (iii) the independent consultants report calculating the
            percentile ranking of Avista's common stock among the S&P 400 MidCap Utilities Index during the period from January 1, 2003 to December 31, 2005,

                  (iv) the "2005 Benchmarking Update" and

                  (v) relevant portions of Avista's internal forecast and
            analysis

            are being furnished to the Staff as supplemental information to facilitate the Staff's review of Avista's 2005 Form 10-K, but not for filing with the Commission. Avista understands that these documents will not become publicly available by reason of their being so furnished to the Staff.

Item 7. Management's Discussion and Analysis of Financial Condition, page 24

      39. Please explain to us, and in future filings discuss, in reasonable detail any known material trends and uncertainties that will have or are reasonably likely to have a material impact on your revenues or income or result in your liquidity decreasing or increasing in any material way. For example, if relevant, you may discuss the evolving trends in each segment of your business, the nature of your competition, and the consumer demands for your products and services in the geographical markets where you operate and the trends that would affect each segment. In doing so, provide additional information about the quality and variability of your earnings and cash flows so that investors can ascertain the likelihood of the extent past performance is indicative of future performance. In addition, discuss in reasonable detail the material opportunities, challenges and risks in the short and long term and the specific actions you are taking to address each. Please refer to SEC Release No. 33-8350.

                  Avista has made efforts to follow the guidance in SEC Release
            No. 33-8350 with respect to known material trends and uncertainties that will have or are reasonably likely to have a material impact on Avista's revenues, income or liquidity. Examples of such disclosures include, but are not limited to: 1) the "Executive Level Summary" on pages 27-29 that includes discussion of the dependency of Avista Utilities' financial performance upon weather conditions, wholesale market conditions and regulatory decisions, expected utility growth rates, future capital expenditures and the primary factors causing volatility of Avista Energy's results 2) "Avista Utilities - Regulatory Matters" on pages 29-31 that includes disclosure of

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 15

            recent rate changes 3) "Overall Liquidity" on pages 50-51 that includes disclosure of hydroelectric conditions and increasing commodity costs and 4) "Avista Utilities Operations" on page 55 that includes disclosure of future debt maturities and capital expenditures. In future filings, Avista will continue to consider the guidance of SEC Release No. 33-8350 with a view to enhancing its disclosures with respect to known material trends and uncertainties.

Executive Level Summary, page 27

      40. We note your disclosure indicating that Avista Utilities operating and financial performance is substantially dependent upon, among other things, weather conditions, the price of natural gas and electricity in the wholesale market and weather conditions. Please tell us, and in future filings describe more specifically, how these factors affect your operating and financial performance.

                  In "Item 1A. Risk Factors" (page 16), Avista has disclosed in detail how weather conditions and commodity price risk can affect its results of operations, financial condition and cash flows. In future filings, Avista will enhance its disclosures in "Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations" with respect to weather conditions and the price of natural gas and electricity in the wholesale market to provide summarized disclosures of the information provided in "Item 1A. Risk Factors."

Capital Resources, page 51

      41. Please tell us, and in future filings discuss, the anticipated effects, if any, that the proposed restructuring of the company will have on future compliance with the financial covenants discussed in this section.

                  Avista does not expect the proposed reorganization to affect the compliance with the ratio of "earnings before interest, taxes, depreciation and amortization" to "interest expense" of Avista Utilities. The ratio is currently measured at the Avista Utilities level and will continue to be measured at that level in the future.

                  The ratio of "consolidated total debt" to "consolidated total capitalization" is currently measured at the Avista Corp. level. Once the proposed reorganization is complete, the ratio will be measured at the Avista Utilities level. The "Avista Capital Dividend" will result in a reduction in common equity and a corresponding increase in the ratio. However, the expected increase in the ratio is not expected to breach the covenant and such ratio is expected to start declining in 2006.

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 16

                  Avista is currently in the process of negotiating a new credit facility, which may offer more favorable pricing. In addition, Avista and its lenders are also discussing the feasibility of increasing the permissible debt-to-capitalization ratio for a temporary period as a precautionary measure.

                  Avista will provide disclosure of these ratios and any changes in the covenants in future filings.

Financial Statements

Consolidated Statements of Cash Flows, page 69

      42. Please explain how you classify AFUDC in the statement of cash flows. Please tell us what portion of the allowance relates to equity funds versus capitalized interest expense incurred. If you exclude AFUDC from investing activities, please explain your basis. Please see footnote 7 to SFAS no. 95. On a different note, can you show us how the AFUDC rate is determined and explain the "maximum allowable rates" referred to under AFUDC.

                  Avista classifies AFUDC (both the equity and debt portions)
            amounts as non-cash regulatory adjustments representing the cost of both the debt and equity funds used to finance utility plant additions during the construction period. The amount does not reflect cash paid for utility property capital expenditures. As a result, AFUDC is subtracted from net income in arriving at operating cash flows and from utility property capital expenditures in arriving at investing cash flows. For the year ended December 31, 2005, the equity component of AFUDC was $1.4 million and the debt component was $1.7 million. Upon further review of SFAS No. 95 (specifically footnote 7 to paragraph 17c as referred to by the Staff), Avista may consider classifying the debt component of AFUDC as utility capital expenditures in the investing activities section of its statement of cash flows. Avista will review industry practices and consult with certain peer companies in reaching its final conclusion. The debt component amounts are $1.7 million, $1.4 million and $1.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. In each year, this represents an immaterial portion (less than 1.5%) of both operating and investing cash flows. As such, Avista does not plan to amend its 2005 Form 10-K, but may change this classification in future periods.

                  The total AFUDC rate is determined based on the overall rate of return allowed by regulators in Avista's primary regulatory jurisdiction (Washington), which is the maximum allowable rate. This rate was 9.72 percent for 2005, 2004 and 2003.

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 17

Notes to Financial Statements

Note 1. Summary of Significant Accounting Policies, Page 72

Other Non-Utility Revenues. Page 73,

      43. We presume you are recognizing revenues from the Advanced Manufacturing and Development operations when products are shipped to customers rather than upon delivery of the product to your customers based on the risk of loss as dictated by your shipping terms. Please tell us and disclose your shipping terms. If shipment is not when all of the risks and rewards of ownership are transferred to the customer, provide your basis in GAAP for your revenue recognition policy.

                  The point at which the risk of loss transfers to the customer is at the time of shipment with the exception of sales that are delivered with AM&D's vehicles. However, substantially all of these sales would be delivered on the same day as shipment. Revenues in 2005 from AM&D totaled $17.1 million, or less than 1.3 percent of total consolidated revenues for Avista. The total gross profit on these sales was $1.2 million. Avista will enhance its disclosures in future filings to discuss the transfer of risk of loss that generally occurs upon shipment.

Foreign Currency Translation Adjustment, Page 74

      44. Your disclosure suggests that Avista Energy Canada, Ltd.'s functional currency is the Canadian dollar. Please address the salient economic factors that support this conclusion pursuant to paragraph 42 of SFAS No. 52.

                  Substantially all of Avista Energy Canada's activities involve the providing of natural gas service to end-user industrial and commercial customers in British Columbia, Canada with the natural gas supplies also coming from Canadian sources. These transactions are denominated in Canadian dollars. Avista has considered the salient economic factors described in paragraph 42 of SFAS No. 52 and has concluded that the Canadian dollar is the appropriate functional currency for the operations for Avista Energy Canada based on the following:

                  1.    Cash flow indicators

                  Cash flows related to Avista Energy Canada's individual assets and liabilities are primarily in Canadian dollars and do not directly impact the parent's cash flows.

                  2. Sales price indicators
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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 18

                  Sales prices for Avista Energy Canada's products are not
            primarily responsive on a short-term basis to changes in exchange rates but are determined more by local competition.

                  3. Sales market indicators

                  There is an active local sales market for Avista Energy
            Canada's products.

                  4. Expense indicators

                  Labor, materials, and other costs for Avista Energy Canada's products or services are primarily local costs, even though there are imports from the US.

                  5. Financing indicators

                  Funds generated by Avista Energy Canada's operations are
            sufficient to service existing and normally expected debt obligations.

                  6. Intercompany transactions and arrangements indicators

                  There is not an extensive interrelationship between the
            operations of Avista Energy Canada and its parent. However, Avista Energy Canada does rely on its parent's competitive advantages regarding the purchase of natural gas.

                  Avista supplementally advises the Staff that the total amount included in accumulated other comprehensive income was a gain of $1.4 million as of December 31, 2005 and the change included in comprehensive income for the year ended December 31, 2005 was $0.3 million, both of which are immaterial to Avista.

Depreciation

      45. Please explain to us how the hydroelectric depreciation rates include annuity and interest components. In this regard, an example may be informative.

                  The calculation is comprised of two components. The first
            component is the annuity amortization expense, which is calculated by multiplying the depreciable hydroelectric plant by an annuity factor determined through a depreciation study and approved by Avista's regulators for use in setting rates to customers. The second component is the interest component, which is calculated by multiplying the depreciation reserve for the respective hydroelectric plant asset by an interest rate. Avista's current interest rate for hydroelectric facilities is 9%. This rate was also determined through a depreciation study and approved by Avista's regulators for use in setting rates to customers. The two components are added together to determine depreciation expense. Avista's regulators have consistently used this calculation method.

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 19

Note 12. Pension Plans and Other Postretirement Benefit Plans, page 86

      46. Please explain to us how you calculate the market related value of plan assets as that term is defined in SFAS 87. Since there is an alternative to how you can calculate this item, and it has a direct effect on pension expense, we believe you should disclose how you determine this amount in accordance with paragraph 12 of APB 22.

                  The "market-related value" of plan assets is calculated using the "fair market value" of the assets as opposed to a "calculated value" that recognizes changes in fair value in a systematic and rational manner over not more than five years. As disclosed on page 87 of the 2005 Form 10-K:

                  "The fair value of pension plan assets invested in debt and equity securities was based primarily on market prices. The fair value of pension plan assets invested in real estate was determined based on three basic approaches: (1) current cost of reproducing a property less deterioration and functional economic obsolescence (2) capitalization of the property's net earnings power; and (3) value indicated by recent sales of comparable properties in the market. The fair value of plan assets was determined as of December 31, 2005 and 2004."

                  Avista will revise its disclosure in future filings to make it more clear that it uses "fair market value" to determine the market-related value of its plan assets used to calculate expected return on assets.

Note 18. Interest Rate Swap Agreements, page 94

      47. We are unclear on what your accounting will be in the event regulatory accounting orders arc not obtained prior to mandatory cash settlements of your interest rate swaps. Please help us understand your accounting and whether lack of an accounting order would cause the amounts included in other comprehensive income to be reclassified to the net income versus a regulatory liability. You may want to provide us a step-by-step analysis of the transaction(s) and the related accounting and rationale for such accounting at each step. On a related note, it appears you classify the cash flows associated with hedges of anticipated debt issuances as a financing activity. Please explain to us in detail the basis for your classification in this statement. We may have further comment.

                  Because Avista does not have regulatory accounting orders for unrealized gains or losses related to these forward-starting interest rate swaps (prior to mandatory cash settlement), Avista has concluded that it is not appropriate under the provisions of SFAS 71 to reflect a regulatory asset or liability for these unrealized gains or losses prior to realization. As a result, the unrealized gains and losses are recorded as adjustments to other comprehensive income or loss in accordance with SFAS No. 133 for cash flow hedges.

Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 20

                  Upon cash settlement of the interest rate swaps, the realized gain or loss is/will be reclassified out of accumulated other comprehensive income/loss, deferred as a regulatory asset or liability (as part of long-term debt) and amortized over the life of the debt issued. This is consistent with Avista's historical regulatory accounting practices for all debt-related costs, including issuance costs, realized gains and losses on the repurchase of debt prior to scheduled maturity and cash settlement of interest rate swaps. Avista believes this accounting treatment for the realized gains or losses is consistent with the provisions of SFAS No. 71 and has never been disallowed by any of Avista's regulators.

                  With respect to Avista's classification of the mandatory cash settlement of the interest rate swaps as a financing activity, Avista considered the provisions of paragraph 6 of SFAS 104. This guidance allows cash allows from contracts that are hedges to be classified in the same category on the statement of cash flows as the cash flows from the item being hedged. The forecasted debt issuance that was hedged by the forward-starting interest rate swap was issued during 2005 and the related swap was settled. Avista also considered by analogy the guidance in EITF 95-13, which indicates that debt issuance costs should be classified as financing activities. Finally, Avista considered that the effect of these forward-starting mandatory cash settled interest rate swaps is similar to a premium or discount, which are treated as financing activities. Based on the above considerations, both the proceeds from the debt issuance and the cash received on the swap settlement were classified as financing. Avista will enhance its disclosure in future filings to clarify its accounting policy for these items.

Note 26. Commitments and Contingencies, page 100

California Refund Proceeding

      48. You state that based on information currently known to your management, you do not expect that the California refund proceeding will have a material adverse effect on your financial condition, results of operations or cash flows due to netting against counterparty defaults. Please tell us your legal basis for assuming that any refunds you may be obligated to make will be offset by amounts owed to you. Further, tell us your basis in GAAP for offsetting a contingent liability with a contingent recovery. If not, then you should revise your assessment of materiality to eliminate netting the amounts of potential refunds against counterparty defaults. Please revise or advise.

                  Avista has based this assumption on the specific language of
            Federal Energy Regulatory Commission (FERC) orders each of which has stated that any refunds will be offset against unpaid amounts owed to the respective parties. In particular, 112 FERC Paragraph 61,176 (Docket EL00-95-000 and Docket No. EL00-98-000) issued August 8, 2005, paragraph 115 states:

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 21

                  "After taking into account comments concerning the
            complications that might ensue from issuing refunds piecemeal, including the difficulty of ensuring adequate funds to cover cost filings, we will require the resolution of the cost filings prior to issuance of any refunds. In reaching this determination, we are particularly mindful of the CAISO's "administrative nightmare" objections to our proposed two-phase approach, since the CAISO must perform the task of finalizing the refunds as well as settle and clear current ISO market activity and perform other vital daily functions. We further find that resolving cost filings prior to issuing refunds is consistent with our prior statement that refunds will be offset by amounts still owed as determined in this proceeding, and only the net result of this offset will flow to or from parties. Parties are required to submit to the Commission their cost filings no later than September 10, 2005. The technical conference we establish below should hasten resolution of the cost filings as expeditiously as practicable."

                  Also, (105 FERC P 61,066 at paragraph 180 issued October 16,
            2003) states:

                  "it is a settled matter that refunds will be offset against amounts still owed as determined in this proceeding. The very concept of an offset precludes any possibility that sellers would be required to remit refunds to buyers without first netting out amounts still owed to sellers. Accordingly, it is also a settled matter that amounts owed both by and to parties, as determined in this proceeding, will be offset against each other and only the net result of this offset will flow to or from parties. No further clarification is required."

Northeast Combustion Turbine Site

      49. Please tell us whether your accrual of the estimated clean-up costs during 2005 was made without consideration of any potential recovery of clean-up costs from Co-op and the engineering firm whom you refer to in this note. Please also tell us the extent to which you may have considered potential rate recovery of such clean up costs in your materiality assumptions. Refer to SAB Topic 10:F.

                  Avista did not reduce or offset its accrued liability for the estimated cleanup costs for any potential recoveries from Co-op or the engineering firm referred to in Note 26 of its financial statements. Avista also did not reduce its accrued liability for any potential rate recovery as it determined that such potential recovery did not meet the criteria in paragraph 9 of SFAS No. 71. Furthermore, Avista has not recorded any gain contingency related to potential recovery.

Item 9A. Controls and Procedures

      50. We note your statement that disclosure controls and procedures can only provide "reasonable assurance" of achieving their control objectives. In future filings,
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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 22

            please revise to state that your disclosure controls and procedures are effective at the "reasonable assurance" level. Please refer to
            Part II.F.4 of Final Rule Release 33-8238.

                  Avista will revise future filings to state that its disclosure controls and procedures are effective at a "reasonable assurance" level.

                                ----------------

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Securities and Exchange Commission
Mr. H. Christopher Owings
March 23, 2006
Page 23

      Since Avista's Annual Meeting of Shareholders is scheduled to be held on May 11, 2006, our clients would like to resolve these issues as soon as possible. We would greatly appreciate the Staff's telephonic advice as to the adequacy of the responses contained in this letter and/or as to any further comments, questions or requests for additional information. Please feel free to contact J. Anthony Terrell (212-259-7070), Michael F. Fitzpatrick, Jr. (212-259-6670) or Lisa M. Walker (212-259-8495).

      Thank you in advance for your consideration.

                                      Very truly yours,

                                      DEWEY BALLANTINE LLP, Counsel for
                                      AVA Formation Corp.
                                      Avista Corporation

                                      By /s/ J. Anthony Terrell
                                         -----------------------------------
                                          J. Anthony Terrell